Other financial assets, current	12 Months Ended
Mar. 31, 2022
Other Financial Assets Current
Other financial assets, current

27 Other financial assets, current

	March 31,
	2021	2022
Interest accrued on term deposits	1,691	962
Security deposits (net of allowance)	14,897	12,800
Loans to joint venture (net of allowance) ( refer to note 42)	-	-
Others (includes Government Grant)	98,046	54,594
Total	114,634	68,356

Security deposit represents fair value of amount paid to landlord for the leased premises. As on March 31, 2022, remaining tenure for security deposits ranges from 0.5 to 7 years.

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

In the statement of cash flows, interest reinvested in term deposits INR 5,547 (March 31, 2021: 13,452) has been adjusted against interest received under investing activities.

The movement in the allowance for doubtful other financial assets:	March 31,
	2021	2022
Balance at the beginning of the year	-	5,414
Provisions accrued during the year*	6,743	72,719
Amount written off during the year	(1,329)	-
Balance at the end of the year	5,414	78,133

*	includes amount of INR 72,719 (March 31, 2021: INR Nil) provision for impairment on loans to joint venture (refer note 14).

The movement in the Government Grant during the year was as follows:

	March 31,
	2021	2022
At 1 April	218,843	98,046
Recorded/ (true up) in statement of profit or loss	7,883	(14,631)
Received during the year	(128,735)	(28,821)
Effect of movement in exchange rate	55	-
At 31 March	98,046	54,594

There are no unfulfilled conditions or contingencies attached to these grants.